Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amounts of financial instruments with off-balance-sheet risk
The contractual amounts of financial instruments with off-balance sheet risk at year end were as follows:

	2013		2012
Financial instruments whose contract amounts represent credit risk:	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Commitments to extend credit	$3,488,489	$2,207,100	$4,046,134	$774,000
Unused lines of credit	1,709,053	48,309,595	1,254,057	58,555,975
Standby letters of credit	7,842,859	—	5,342,944	—